Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Components of Cash and Cash Equivalents

The components of cash and cash equivalents at December 31, 2025, and 2024 are as follows:

	12/31/2025	12/31/2024
Cash and cash equivalents	12,792	4,797
Short-term investments	659	13,238
Total	13,451	18,035